Leases (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	¥ 57,681
2026	40,243
2027	16,478
2028	5,087
2029	2,190
Thereafter	1,593
Total remaining undiscounted lease payments	123,272
Less: Interest	6,085
Total operating lease liabilities	117,187		¥ 14,466
Less: Current operating lease liabilities	54,233	$ 7,463	4,793
Non-current operating lease liabilities	¥ 62,954	$ 8,664	¥ 9,673